Annual Total Returns [BarChart] - Legg Mason Low Volatility High Dividend ETF - Legg Mason Low Volatility High Dividend ETF	Mar. 01, 2021
Bar Chart Table:
Annual Return 2016	18.32%
Annual Return 2017	14.11%
Annual Return 2018	(5.18%)
Annual Return 2019	22.57%
Annual Return 2020	(1.11%)